Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	35.00%
Net operating loss carryforwards	$ 51,800,000	$ 42,313,000.0